Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive compensation with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2022, incentive pay made up 92% of our Chief Executive Officer’s target compensation and 82% of our other NEO target compensation (average). This high utilization of incentive compensation results in higher total realized pay when our stock price appreciates. Conversely, declines in our stock price result in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Executive Compensation and Financial Performance Measures Table

The following table shows a summary of compensation reported for and compensation actually paid to our named executive officers for the last three fiscal years ended December 31, 2022 together with financial performance measures.

							Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for First PEO (2)	Compensation Actually Paid to First PEO (3)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to Second PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Stockholder Return (4)	Peer Group Total Stockholder Return (5)	Net Loss (6)	Company Selected Measure (in millions) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$10,741,074	$10,196,784	$-	$-	$3,236,022	$3,148,286	$37.35	$113.65	$(293,654)	$208.8
2021	$10,385,103	$(373,437)	$-	$-	$3,478,357	$92,813	$32.87	$126.45	$(290,023)	$186.1
2020	$12,267,619	$8,801,749	$717,343	$906,229	$3,447,343	$3,110,576	$86.48	$126.42	$(189,291)	$72.5

Company Selected Measure Name	total roxadustat net sales in China
Named Executive Officers, Footnote [Text Block]
(1)
The PEOs and NEOs included in the above columns reflect the following:

Year	First PEO (CEO)	Second PEO (Interim CEO)	Non-PEO NEOs
2022	Enrique Conterno	N/A	Christine L. Chung, Mark Eisner, Juan Graham, Thane Wettig
2021	Enrique Conterno	N/A	Christine L. Chung, Pat Cotroneo, Mark Eisner, Juan Graham, Elias Kouchakji, Thane Wettig
2020	Enrique Conterno	James A. Schoeneck	Pat Cotroneo, Mark Eisner, Elias Kouchakji, Thane Wettig, K. Peony Yu

Peer Group Issuers, Footnote [Text Block]
(5)
Represents the weighted peer group cTSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (b), (d) and (f) represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to the 2022 Summary Compensation Table as set forth in this proxy statement.
(3)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received or paid to the individuals during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the number includes:

(a) The Summary Compensation Table Total less the reported grant date fair value of equity awards (as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.)

Non-PEO NEO Average Total Compensation Amount	$ 3,236,022	$ 3,478,357	$ 3,447,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,148,286	92,813	3,110,576
Equity Valuation Assumption Difference, Footnote [Text Block]	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
First PEO
2022	$8,492,756	$297,419	$0	($111,405)	$0	$0	$8,678,769
2021	$1,785,484	($2,955,150)	$0	($509,179)	$0	$0	($1,678,844)
2020	$7,159,980	$0	$0	$0	$0	$0	$7,159,980
Second PEO
2022	$0	$0	$0	$0	$0	$0	$0
2021	$0	$0	$0	$0	$0	$0	$0
2020	$321,148	$0	$0	($132,262)	$0	$0	$188,886
Average of Non-PEO NEOs
2022	$2,043,830	$164,531	$0	($76,773)	$0	$0	$2,131,587
2021	$921,604	($945,402)	$75,607	($270,399)	($528,904)	$0	-$747,495
2020	$2,874,781	($347,623)	$0	($206,753)	$0	$0	$2,320,405

Equity Award Valuations

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by all of our named executive officers (except James A. Schoeneck) that vested during or were outstanding as of the end of each covered fiscal year materially differed from the assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 1.25 years to 5.73 years, the risk-free interest rate varied from 0.1% to 4.5%, the stock price as of the measurement dates varied from $9.61 to $50.53, and the stock price volatility assumptions varied from 54.7% to 89.0% depending on the specific stock option the fair value of which was being recalculated.

The grant date fair values of PRSU awards that are subject to performance conditions (achievement of clinical milestones) are calculated using the market price of our common stock as of the date of grant assuming target performance, while the grant date fair value of PRSU awards that are subject to market condition (total stockholder return) are calculated using a Monte Carlo valuation model as of the date of grant. With respect to the valuation assumptions used for the PRSU awards held by our named executive officers that were earned and vested during or were outstanding as of the end of each covered fiscal year, the PRSU awards subject to performance conditions did not materially differ from the assumptions used at the time of grant and were based on the then-current market price of our common stock as of each measurement date and the probable outcome of such awards, while the PRSU awards subject to a market condition materially differed from the assumptions used at the time of grant and were based on a Monte Carlo valuation model. We granted PRSU awards in 2022 only, which are included in the compensation actually paid calculations for that covered fiscal year.

RSU award grant date fair values are calculated using the market price of our common stock as of the date of grant. The valuation assumptions used to calculate the fair values of the RSU awards held by all of our named executive officers that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The valuation assumptions used to calculate the fair values of the RSU awards and PRSU awards held by the other named executive officers as a group that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company cTSR The following chart shows the relationship between compensation actually paid and our cumulative total stockholder return.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income The following chart shows the relationship between compensation actually paid and net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Total Roxadustat Net Sales in China

The following chart shows the relationship between compensation actually paid and total roxadustat net sales in China[1]

All information provided above under the “Pay-Versus-Performance” heading will not be deemed to be incorporated by reference into any filing of FibroGen under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent FibroGen specifically incorporates such information by reference.

_________________________________________

[1] Total roxadustat net sales in China includes sales made by the distribution entity as well as FibroGen China’s direct sales, each to its own distributors. The distribution entity jointly owned by AstraZeneca and FibroGen is not consolidated into FibroGen’s financial statements.

Tabular List [Table Text Block]

Financial Performance Measures

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022:

•
Roxadustat sales
•
China roxadustat profitability

Roxadustat sales and China roxadustat profitability are the two financial performance measures (weighted 9% and 10%, respectively) included in our short-term incentive program. Additionally, a portion of long-term incentive equity awards are based on relative total stockholder return versus the Nasdaq Biotechnology Index, and a portion are based on the achievement of defined clinical milestones. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” beyond these metrics, our short- and long-term incentive payouts consider the holistic caliber of our performance in areas such as research, clinical, and regulatory milestones versus defined financial performance measures. In aggregate, our performance in these areas drives our compensation structure, specifically the degree to which our NEOs are granted equity awards and earn cash bonuses.

Total Shareholder Return Amount	$ 37.35	32.87	86.48
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (293,654)	$ (290,023)	$ (189,291)
Company Selected Measure Amount	208.8	186.1	72.5
PEO Name	Enrique Conterno	Enrique Conterno
Additional 402(v) Disclosure [Text Block]

Analysis of Information Presented in Pay-Versus-Performance Table

Because of the nature of our business and the stage of our development, we primarily use a number of operational measures to determine executive compensation, which vary from year to year. These operational performance measures are not presented in the Pay-Versus-Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Mr. Conterno and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Roxadustat sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	China roxadustat profitability
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,741,074	$ 10,385,103	$ 12,267,619
PEO Actually Paid Compensation Amount	10,196,784	(373,437)	8,801,749
Adjustment to Compensation Amount	8,678,769	(1,678,844)	$ 7,159,980
PEO Name			Enrique Conterno
First PEO [Member] | Fair Value of All Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,492,756	1,785,484	$ 7,159,980
First PEO [Member] | Change in Fair Value Of Outstanding and Unvested Equity Awards Granted Prior Fiscal Years As of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,419	(2,955,150)	0
First PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
First PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,405)	(509,179)	0
First PEO [Member] | Fair Value Outstand-ing and Unvested Equity Awards Granted in Prior Fiscal Years Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
First PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			717,343
PEO Actually Paid Compensation Amount			906,229
Adjustment to Compensation Amount	0	0	$ 188,886
PEO Name			James A. Schoeneck
Second PEO [Member] | Fair Value of All Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	$ 321,148
Second PEO [Member] | Change in Fair Value Of Outstanding and Unvested Equity Awards Granted Prior Fiscal Years As of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Second PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Second PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		(132,262)
Second PEO [Member] | Fair Value Outstand-ing and Unvested Equity Awards Granted in Prior Fiscal Years Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Second PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,131,587	747,495	2,320,405
Non-PEO NEO [Member] | Fair Value of All Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,043,830	921,604	2,874,781
Non-PEO NEO [Member] | Change in Fair Value Of Outstanding and Unvested Equity Awards Granted Prior Fiscal Years As of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	164,531	(945,402)	(347,623)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	75,607	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,773)	(270,399)	(206,753)
Non-PEO NEO [Member] | Fair Value Outstand-ing and Unvested Equity Awards Granted in Prior Fiscal Years Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	528,904	0
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0